Restatement Of Previously Issued Financial Statements - Summary of restatement of financial statements (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 11, 2020
Restatement Of Financial Statements [Line Items]
Warrant liability		$ 45,126,600	$ 36,659,200	$ 36,039,600	$ 36,039,600	$ 36,659,200	$ 53,594,000	$ 34,697,600
FPA Liability		1,650,000	1,100,000	675,000	675,000	1,100,000	4,225,000	350,000
Common Stock Subject to Possible Redemption			358,146,110	359,200,830	359,200,830	358,146,110	336,574,720	360,899,230
Class A Common Stock			11	548	548	11	774	531
Additional paid-in capital		21,873,075	10,662,927	9,608,218	9,608,218	10,662,927	32,234,102	7,909,835
Accumulated deficit		(16,874,779)	(5,664,512)	(4,609,798)	(4,609,798)	(5,664,512)	(27,235,908)	(2,911,397)
Change in fair value of Warrants		8,467,400	(619,600)	(1,342,000)	(1,342,000)	(1,961,600)	(18,896,400)
Change in fair value of FPA		2,575,000	(425,000)	(325,000)	(325,000)	(750,000)	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants				(1,233,600)	(1,233,600)	(1,233,600)	(1,233,600)
Initial classification of FPA				(350,000)	(350,000)	(350,000)	(350,000)
Transaction costs attributable to Warrants		(2,586)		(1,322,813)	(1,322,813)	(1,322,813)	(1,322,813)
Net income (loss)	$ (1,000)	10,361,129	$ (1,054,714)	$ (4,608,798)	$ (4,609,798)	$ (5,664,512)	$ (27,235,908)
Weighted average shares outstanding of Class B non-redeemable common stock			10,350,000	10,350,000	10,350,000	10,350,000	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock			$ (0.11)	$ (0.45)	$ (0.45)	$ (0.55)	$ (2.64)
Change in fair value of Warrants		(8,467,400)	$ 619,600	$ 1,342,000	$ 1,342,000	$ 1,961,600	$ 18,896,400
Initial classification of warrant liability					34,697,600	34,697,600	34,697,600
Change in fair value of FPA Liability					325,000	750,000	3,875,000
Initial classification of FPA liability					350,000	350,000	350,000
Transaction Costs					1,322,813	1,322,813	1,322,813
Initial classification of common stock subject to possible redemption					360,899,230	360,899,230	360,899,230
Change in value of common stock subject to possible redemption		$ 10,361,130			(1,698,400)	(2,753,120)	(24,324,510)
As Previously Reported
Restatement Of Financial Statements [Line Items]
Common Stock Subject to Possible Redemption			395,905,310	395,915,430	395,915,430	395,905,310	394,393,720	395,946,830
Class A Common Stock			181	181	181	181	196	181
Additional paid-in capital			5,045,292	5,035,172	5,035,172	5,045,292	6,556,867	5,003,772
Accumulated deficit			(46,499)	(36,385)	(36,385)	(46,499)	(1,558,095)	(4,984)
Net income (loss)			$ (10,114)	$ (35,385)	$ (36,385)	$ (46,499)	$ (1,558,095)
Weighted average shares outstanding of Class B non-redeemable common stock			10,350,000	10,350,000	10,350,000	10,350,000	10,350,000
Basic and diluted net loss per share, Class B non-redeemable common stock			$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.15)
Initial classification of common stock subject to possible redemption					$ 395,946,830	$ 395,946,830	$ 395,946,830
Change in value of common stock subject to possible redemption					(31,400)	(41,520)	(1,553,110)
Adjustments
Restatement Of Financial Statements [Line Items]
Warrant liability			$ 36,659,200	$ 36,039,600	36,039,600	36,659,200	53,594,000	34,697,600
FPA Liability			1,100,000	675,000	675,000	1,100,000	4,225,000	350,000
Common Stock Subject to Possible Redemption			(37,759,200)	(36,714,600)	(36,714,600)	(37,759,200)	(57,819,000)	(35,047,600)
Class A Common Stock			378	367	367	378	578	350
Additional paid-in capital			5,617,635	4,573,046	4,573,046	5,617,635	25,677,235	2,906,063
Accumulated deficit			(5,618,013)	(4,573,413)	(4,573,413)	(5,618,013)	(25,677,813)	$ (2,906,413)
Change in fair value of Warrants			(619,600)	(1,342,000)	(1,342,000)	(1,961,600)	(18,896,400)
Change in fair value of FPA			(425,000)	(325,000)	(325,000)	(750,000)	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants				(1,233,600)	(1,233,600)	(1,233,600)	(1,233,600)
Initial classification of FPA				(350,000)	(350,000)	(350,000)	(350,000)
Transaction costs attributable to Warrants				(1,322,813)	(1,322,813)	(1,322,813)	(1,322,813)
Net income (loss)			$ (1,044,600)	$ (4,573,413)	$ (4,573,413)	$ (5,618,013)	$ (25,677,813)
Basic and diluted net loss per share, Class B non-redeemable common stock			$ (0.10)	$ (0.45)	$ (0.45)	$ (0.54)	$ (2.49)
Change in fair value of Warrants			$ 619,600	$ 1,342,000	$ 1,342,000	$ 1,961,600	$ 18,896,400
Initial classification of warrant liability					34,697,600	34,697,600	34,697,600
Change in fair value of FPA Liability					325,000	750,000	3,875,000
Initial classification of FPA liability					350,000	350,000	350,000
Transaction Costs					1,322,813	1,322,813	1,322,813
Initial classification of common stock subject to possible redemption					(35,047,600)	(35,047,600)	(35,047,600)
Change in value of common stock subject to possible redemption					$ (1,667,000)	$ (2,711,600)	$ (22,771,400)